SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidation - Other (Details) - Merian	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2017
Staatsolie
Principles of Consolidation
Option to participate, maximum (as a percent)	25.00%
Primary Beneficiary
Principles of Consolidation
Ownership interest held (as a percent)		75.00%